Property, equipment and software, net - Schedule of Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 47,347	$ 28,257	$ 59,641
Cost of revenues
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	43,000	22,941	54,478
Research and development expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	1,917	1,906	400
Sales and marketing expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	4	5	36
General and administrative expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 2,426	$ 3,405	$ 4,727